GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill activity

Goodwill
Balances at December 31, 2024	$23,965
Acquisition	–
Foreign exchange translation	–
Balances at March 31, 2025	$23,965

Schedule of patents

	March 31,
	2025	2024
Patents	$904,269	$904,269
Less: accumulated amortization	(714,391)	(650,606)
Patents, net	$189,878	$253,663

Schedule of future expected amortization of patents

As of December 31,
2025	$51,028
2026	51,028
2027	51,028
Thereafter	36,794
$189,878